UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             FORM 13F

                       FORM 13F Cover Page



 Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Feirstein, Barry R.

Address:  540 Madison Avenue
          15th Floor
          New York, New York  10022

13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Barry  Feirstein
Title:
Phone:  (646) 521-8300


Signature, Place and Date of Signing:

/s/ Barry Feirstein           New York, New York            November 11, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        26

Form 13F Information Table Value Total:   $68,740
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                             FORM 13F
                                                          Barry Feirstein
                                                             30-Sep-02
Item 1:                       Item 2:   Item 3:     Item 4:    Item 5:          Item 6:            Item 7:           Item 8:
                                                                         Investment Discretion                   Voting Authority

                                                                              (b)
                                                                            Shared        (c)      Mgrs
                             Title of  CUSIP       Fair Mkt   Shrs or  (a)  As Defined   Shared-   See         (a)     (b)      (c)
Name of Issuer               Class     Number      Value      Pr. Amt  Sole in Instr. V  Other     Inst. V     Sole   Shared   None

AES CORP                      Common   00130H105  2,510,000  1,000,000  X                                  1,000,000
ALKERMES INC                  Common   01642T108    197,250     25,000  X                                     25,000
AT RD INC COM                 Common   04648K105  6,563,700  1,215,500  X                                  1,215,500
CAMECO CORP COM               Common   13321L108 15,552,000    900,000  X                                    900,000
CHECKFREE CORP                Common   162813109  1,707,000    150,000  X                                    150,000
COVAD COMMUNICATIONS          Common   222814204  1,102,500    750,000  X                                    750,000
ECOLLEGE COM                  Common   27887E100  2,036,450    626,600  X                                    626,600
EUNIVERSE INC                 Common   298412107     29,300     10,000  X                                     10,000
EXULT                         Common   302284104     73,750     25,000  X                                     25,000
FUEL-TECH N V COM             Common   359523107    686,400    160,000  X                                    160,000
HARRIS INTERACTIVE INC COM    Common   414549105    336,490    146,300  X                                    146,300
JDS UNIPHASE CORP             Common   46612J101  1,948,000  1,000,000  X                                  1,000,000
LENDINGTREE INC               Common   52602Q105  2,948,000    200,000  X                                    200,000
MILLICOM INTL CELLULAR SA     Common   L6388F102  1,025,872  1,552,000  X                                  1,552,000
MYRIAD GENETICS               Common   62855J104  2,772,000    175,000  X                                    175,000
NEOFORMA COM INC COM NEW      Common   640475505  3,300,500    350,000  X                                    350,000
SEPRACOR INC COM              Common   817315104  5,764,000  1,100,000  X                                  1,100,000
SMITHFIELD FOODS              Common   832248108    392,500     25,000  X                                     25,000
SOUTHWEST AIRLINES            Common   844741108  2,612,000    200,000  X                                    200,000
TESCO CORP                    Common   88157K101 13,013,000  1,540,000  X                                  1,540,000
TMP WORLDWIDE                 Common   872941109    900,000    100,000  X                                    100,000
TRANSWITCH CORP               Common   894065101    205,000    500,000  X                                    500,000
TRIMERIS INC                  Common   896263100     89,300      2,000  X                                      2,000
USA NETWORKS INC              Common   902984103  1,938,000    100,000  X                                    100,000
WHITE ELECTRONICS DESIGNS COM Common   963801105    647,136     86,400  X                                     86,400
XM SATELLITE RADIO HLDG       Common   983759101    390,000    100,000  X                                    100,000
                                                 68,740,148 12,038,800
                                                                                                          12,038,800






00618.0001 #360066